Business Combinations - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Nov. 01, 2021	Feb. 17, 2021	Jan. 15, 2021	Dec. 11, 2020	Oct. 28, 2020	Jun. 22, 2020	Jun. 01, 2020	Mar. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Feb. 09, 2020
Liabilities:
Goodwill									$ 96,314	$ 52,711	$ 0
Adcole
Business Acquisition [Line Items]
Cash paid								$ 32,640
Purchase consideration								32,640
Assets:
Cash								156
Accounts receivable								840
Contract assets								1,427
Inventory								212
Prepaid expenses and other current assets								661
Property, plant and equipment								444
Intangible assets								9,690
Total assets								13,430
Liabilities:
Accounts payable								894
Accrued expenses								644
Deferred revenue								777
Total liabilities								2,315
Fair value of net identifiable assets acquired								11,115
Goodwill								$ 21,525
DSS
Business Acquisition [Line Items]
Cash paid							$ 3,940
Equity issued							1,000
Purchase consideration							4,940
Assets:
Cash							1,071
Accounts receivable							1,282
Contract assets							107
Inventory							39
Prepaid expenses and other current assets							37
Property, plant and equipment							710
Intangible assets							850
Other non-current assets							26
Total assets							4,122
Liabilities:
Accounts payable							284
Deferred revenue							103
Current portion of long-term debt							353
Other current liabilities							1,178
Long-term debt							705
Deferred tax liabilities							458
Total liabilities							3,081
Fair value of net identifiable assets acquired							1,041
Goodwill							$ 3,899		3,900
MIS
Business Acquisition [Line Items]
Cash paid						$ 42,177
Equity issued						2,616
Contingent consideration						600
Purchase consideration						45,393
Assets:
Cash						13,559
Accounts receivable						1,097
Contract assets						665
Property, plant and equipment						451
Intangible assets						35,000
Other non-current assets						676
Total assets						51,448
Liabilities:
Accounts payable						3,689
Deferred revenue						7,128
Other current liabilities						2,749
Deferred tax liabilities						7,297
Total liabilities						20,863
Fair value of net identifiable assets acquired						30,585
Goodwill						$ 14,808			14,800
Roccor
Business Acquisition [Line Items]
Cash paid					$ 14,999
Equity issued					1,565
Contingent consideration					657
Purchase consideration					17,221
Assets:
Cash					6,161
Accounts receivable					517
Contract assets					1,797
Property, plant and equipment					1,128
Intangible assets					13,400
Other non-current assets					361
Total assets					23,364
Liabilities:
Accounts payable					1,880
Deferred revenue					3,240
Other current liabilities					5,112
Deferred tax liabilities					1,952
Total liabilities					12,184
Fair value of net identifiable assets acquired					11,180
Goodwill					$ 6,041				6,000
LoadPath
Business Acquisition [Line Items]
Cash paid				$ 7,598
Equity issued				800
Purchase consideration				8,398
Assets:
Cash				995
Accounts receivable				1,208
Contract assets				187
Prepaid expenses and other current assets				2
Property, plant and equipment				42
Intangible assets				4,230
Total assets				6,664
Liabilities:
Accounts payable				334
Deferred revenue				115
Other current liabilities				1,203
Total liabilities				1,652
Fair value of net identifiable assets acquired				5,012
Goodwill				$ 3,386					3,400
Oakman
Business Acquisition [Line Items]
Cash paid			$ 12,142
Equity issued			2,110
Purchase consideration			14,252
Assets:
Accounts receivable			1,279
Contract assets			121
Inventory			40
Prepaid expenses and other current assets			50
Property, plant and equipment			493
Intangible assets			7,980
Total assets			9,963
Liabilities:
Accounts payable			46
Accrued expenses			2,022
Deferred revenue			253
Other current liabilities			45
Deferred tax liabilities			2,128
Total liabilities			4,494
Fair value of net identifiable assets acquired			5,469
Goodwill			$ 8,783
DPSS
Business Acquisition [Line Items]
Cash paid		$ 27,305
Purchase consideration		27,305
Assets:
Cash		711
Accounts receivable		1,270
Contract assets		1,534
Inventory		3
Prepaid expenses and other current assets		53
Property, plant and equipment		734
Intangible assets		24,370
Other non-current assets		48
Total assets		28,723
Liabilities:
Accounts payable		1,186
Accrued expenses		1,282
Deferred revenue		4,003
Other current liabilities		63
Deferred tax liabilities		6,138
Total liabilities		12,672
Fair value of net identifiable assets acquired		16,051
Goodwill		$ 11,254							$ 11,300
Techshot
Business Acquisition [Line Items]
Cash paid	$ 2,228
Equity issued	38,493
Purchase consideration	40,721
Assets:
Cash	406
Accounts receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521
Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$ 26,521